SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 15: -	SEGMENT INFORMATION

a.
The Company operates as a single operating segment in the LiDAR Sensors market. The Company’s Chief Operating Decision Maker (CODM) is its Chief Executive Officer (CEO). The CODM makes decisions on resource allocation, assesses performance of the business and monitors budget versus actual results on a consolidated basis. As such, the segment’s profit (loss) is the Company’s consolidated net income (loss) and the segment’s assets are the Company’s consolidated assets.

b.	Segment information:

	Year ended December 31,
	2025	2024	2023
Revenues from external customers	$55,089	$24,268	$20,876
Less:
Cost of revenues	42,184	25,429	32,490
Research and development expenses	56,478	73,817	92,676
Sales and marketing expenses	5,751	7,474	8,777
General and administrative expenses	18,409	19,466	19,535
Financial income, net	(109)	(7,328)	(9,790)
Taxes on income	171	167	642

Segment loss	$67,795	$94,757	$123,454

Other segment disclosures:
Depreciation and amortization expenses	$5,873	$7,786	$9,192
Share-based compensation expenses	$15,954	$19,682	$22,320
Interest income	$3,340	$5,107	$6,227

Assets:
Segment assets	$138,452	$132,049	$219,234
Expenditures for segment assets	$4,250	$4,412	$6,579

c.	Geographic information:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location where the customers accept delivery of the products and services:

	Year ended December 31,
	2025	2024	2023

Europe, Middle East and Africa (*)	$45,155	$20,755	$18,903
North America (**)	7,260	1,188	1,496
Israel	2,591	2,133	83
Asia Pacific	83	192	394

	$55,089	$24,268	$20,876

(*)	Includes revenues from Germany in the amount of $45,132, $20,754 and $18,758 in the years ended December 31, 2025, 2024 and 2023, respectively.

(**)	Includes revenues from United States in the amount of $7,242, $1,188 and $1,496 in the years ended December 31, 2025, 2024 and 2023, respectively.

d.	The Company’s long-lived assets (property and equipment, net and operating lease right-of-use assets, net) are located as follows:

	Year ended December 31,
	2025	2024

Israel	$43,503	$45,883
Germany	503	724
Others	936	19

	$44,942	$46,626

e.	Customers accounted for over 10% of revenues:

For the year ended 2025, Customer A accounted for 81% of revenues.

For the year ended 2024, Customer A and Customer B accounted for 55% and 20% of revenues, respectively.

For the year ended 2023, Customer A and Customer C accounted for 48% and 47% of revenues, respectively.

f.	Concentration of credit risk from major customers:

As of December 31, 2025, Customer A accounted for approximately 73% of the Company’s trade receivables.

As of December 31, 2024, Customer A and Customer D accounted for approximately 73% and 23% of the Company’s trade receivables, respectively.